Leases (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of right-of-use assets
i.	Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment (1)	Rights of use	Port facilities	Buildings	Lands	Total
Balance as of January 1, 2019	U.S. $	40,029,595	24,099,662	6,223,655	1,922,291	371,348	75,771	38,258	72,760,580
Depreciation of the year		(5,377,668)	(1,854,894)	(162,153)	(86,342)	(33,949)	(16,015)	(3,028)	(7,534,049)
Additions		895,291	3,448,691	—	—	1,286,054	5,456	—	5,635,492
Currency translation effect		(43,709)	—	—	—	—	—	—	(43,709)

Balance as of December 31, 2019		35,503,509	25,693,459	6,061,502	1,835,949	1,623,453	65,212	35,230	70,818,314
Depreciation of the year		(4,868,961)	(1,869,775)	(122,874)	(84,399)	355,505	(17,567)	(2,951)	(6,611,022)
Cancellations		(5,476,350)	—	—	—	—	—	—	(5,476,350)
Additions		97,891	—	—	—	438,951	—	579	537,421
Currency translation effect		12,292	—	—	—	—	1,116	511	13,919
Impairment		—	—	—	(87,025)	—	—	—	(87,025)

Balance as of December 31, 2020		25,268,381	23,823,684	5,938,628	1,664,525	2,417,909	48,761	33,369	59,195,257

Estimated useful life		1 to 10 years	14 years	10 years	23 years	20 years	1to 5 years	5 years

Summary of leases liabilities
ii.	Leases liabilities are as follows:

	2020		2019
Lease liabilities recognized at January 1, 2020	Ps.	68,148,627	70,651,797
Additions		625,410	5,683,676
Cancellations		(6,578,337)	—
Payments of principal		(7,979,972)	(10,709,421)
Accrued interest		5,398,964	4,800,153
Interests paid		(2,030,829)	—
Foreign exchange		5,600,265	(2,277,578)

Lease liabilities at December 31, 2020	Ps.	63,184,128	68,148,627

Summary of lease liabilities recognized in statement of comprehensive income
iii.	Amounts recognized in the statement of comprehensive Income

	Total
	2020		2019
Depreciation of rights of use	Ps.	7,229,231	7,429,275
Interests from lease liabilities		5,784,476	5,360,072
Expenses related to short-term leases		7,631	58,701

Summary of lease liabilities recognized in statement of cash flows
iv.	Amounts recognized in the statement of cash flows

	Total
	2020		2019
Lease payments (principal and interests)	Ps.	(10,010,801)	(10,709,421)